Fair Value Measurements (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 item	Sep. 30, 2013 Master netting agreements BNP Paribas	Dec. 31, 2012 Master netting agreements BNP Paribas	Dec. 31, 2012 Master netting agreements Royal Bank of Canada	Dec. 31, 2012 Master netting agreements Scotiabank
Counterparty risk
Fair Market Value of Oil Derivative Contracts Committed		$ 458	$ 3,660	$ 711	$ 617
Number of defaults on financial trades by a counterparty that can trigger termination rights on all financial trades with such counterparty	1